27. FINANCIAL INSTRUMENTS (Details 5) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Fair value, Beginning	$ 59,357	$ 218
Realized losses on derivatives
Forward foreign exchange contract		(207)
Unrealized gains (losses) on derivatives
Interest rate floors	255	7,861
Prepayment option	(30,691)	33,018
Interest rate swaps	12,231	19,394
Forward foreign exchange contracts		240
Impact of foreign exchange	5,643	(1,167)
Fair value, Ending	$ 46,795	$ 59,357